Note 11 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the Status of Non-vested Shares [Abstract]
As of December 31, 2013 and as of March 31, 2014	21,034	21,034	22,106
As of December 31, 2013 and as of March 31, 2014	$ 366.24	$ 366.24	$ 365.75